NATURE OF BUSINESS AND ORGANIZATION	12 Months Ended
Jan. 31, 2018
NATURE OF BUSINESS AND ORGANIZATION
NATURE OF BUSINESS AND ORGANIZATION

NOTE 1 - NATURE OF BUSINESS AND ORGANIZATION

Nature of Business

Mesabi Trust was created in 1961 upon the liquidation of Mesabi Iron Company.  The sole purpose of the Trust, as set forth in the Agreement of Trust dated as of July 18, 1961, is to conserve and protect the Trust Estate and to collect and distribute the income and proceeds there from to the Trust’s certificate holders after the payment of, or provision for, expenses and liabilities.  The Agreement of Trust prohibits the Trust from engaging in any business.  In accordance with the Agreement of Trust, the Trust will terminate twenty-one years after the death of the survivor of twenty-five persons named in an exhibit to the Agreement of Trust, the youngest of whom was believed to be fifty-four years old as of October 1, 2014.

The lessee/operator of Mesabi Trust’s mineral interests is Northshore Mining Corporation (NMC), a subsidiary of Cleveland-Cliffs Inc.  (Cliffs).  Prior to September 30, 1994, the lessee/operator had been a subsidiary of Cyprus Amax Minerals Company and was named Cyprus Northshore Mining Corporation (Cyprus NMC).

Organization

The beneficial interest in Mesabi Trust is represented by 13,120,010 transferable units distributed on July 27, 1961 to shareholders of Mesabi Iron Company.

The Trust’s status as a grantor trust was confirmed by letter ruling addressed to Mesabi Iron Company from the Internal Revenue Service in 1961.  As a grantor trust, Mesabi is exempt from Federal income taxes and its income is taxable directly to the Unitholders.